Schedule of provision for income taxes expense (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Domestic (South Africa)		$ (2,270)	$ (1,427)
Foreign federal	[1]	26	10
Foreign state	[2]	(836)	(962)
Total Current		(3,080)	(2,379)
Domestic (South Africa)		(2,489)	(5,448)
Foreign federal	[1]	435	(18)
Foreign state	[2]	(1,331)	(600)
Total deferred		(3,385)	(6,066)
Total income tax expense		$ (6,465)	$ (8,445)

[1]	U.S. Federal taxes
[2]	U.S. and other foreign state taxes